Basic and diluted net loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Net loss per share attributable to Qutoutiao Inc.’s ordinary shareholders
Schedule of Basic Loss Per Share And Diluted Loss Per Share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2021, 2022 and 2023 as follows:

	Year ended December 31,
	2021	2022	2023
Numerator:
Net loss attributable to Qutoutiao Inc.	(1,239,617)	(914,767)	(185,313)
Accretion on redemption value of Series A convertible redeemable preferred shares of a subsidiary (Note 20)	(14,089)	(15,947)	(18,370)
Accretion on redemption value of Series B convertible redeemable preferred shares of a subsidiary (Note 20)	(21,726)	(24,918)	(28,736)
Accretion on redemption value of Series C convertible redeemable preferred shares of a subsidiary (Note 20)	(73,081)	(83,812)	(96,870)
Net loss attributable to ordinary shareholders -Basic and diluted	(1,348,513)	(1,039,444)	(329,289)

Denominator:
Denominator for basic and diluted loss per share Weighted- average ordinary shares outstanding
Basic and diluted	75,767,532	76,629,816	76,631,037
Basic and diluted loss per share	(17.80)	(13.56)	(4.30)
Denominator for basic and diluted loss per ADS Weighted- average ADS outstanding
Basic and diluted	30,307,013	30,651,926	30,652,414
Basic and diluted loss per ADS	(44.50)	(33.91)	(10.74)

Schedule of Potential Ordinary Shares Excluded from Computation of Diluted Net Loss per Ordinary Share
	Year ended December 31,
	2021	2022	2023
Share options — weighted average	546,035	219,083	219,083